LPLA SEPARATE ACCOUNT ONE

                                       AND

                       LPT VARIABLE INSURANCE SERIES TRUST
                      BERKELEY SMALLER COMPANIES PORTFOLIO

                         SUPPLEMENT DATED MARCH 31, 1997

                                       to

       LPLA Separate Account One Prospectus dated May 1, 1996, and LPLA Separate Account One Prospectus dated June 5, 1996, and

LPT Variable Insurance Series Trust Prospectus dated May 1, 1996, as amended

On March 24, 1997 the Board of Trustees of LPT Variable Insurance Series Trust approved a change in the sub-adviser for the Berkeley Smaller Companies Portfolio from Berkeley Asset Management Company to Robertson, Stephens & Company Investment Management, L.P., subject to shareholder approval. On such date the Trustees also called a special meeting of shareholders of the Berkeley Smaller Companies Portfolio to be held on April 30, 1997 to consider the approval of: the change of sub-adviser to Robertson, Stephens & Company Investment Management, L.P.; an increase in the sub-advisory fee at certain break points with respect to the Portfolio; an amendment to the advisory agreement which provides for an increase in the advisory fee at certain break points for such Portfolio; and changes to certain fundamental investment restrictions. The proposed advisory fee schedule for the Berkeley Smaller Companies Portfolio is: .95% of the first $10 million of average daily net assets; .90% of the next $25 million of average daily net assets; .85% of the next $165 million of average daily net assets; and .80% of average daily net assets over and above $200 million. The proposed sub-advisory fee schedule is:
 .70% of the first $10 million of average daily net assets; .65% of the next $25 million of average daily net assets; .60% of the next $165 million of average daily net assets; .55% of average daily net assets over and above $200 million. If approved, the changes in the advisory and sub-advisory fees are anticipated to become effective on May 1, 1997 whereupon the name of the Berkeley Smaller Companies Portfolio will be changed to the Robertson Stephens Diversified Growth Portfolio. In addition, the investment objective, and certain investment policies and restrictions for the Portfolio will be changed. The proposed investment objective is to seek long-term capital growth.

The current portfolio manager for the Berkeley Smaller Companies Portfolio is Rupert E. Grimm, C.F.A. Mr. Grimm is a principal of Berkeley Asset Management Company and currently leads the firm's management of equity and balanced accounts, managed in the growth style. Mr. Grimm joined Berkeley in 1975.



                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                       LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO

                         SUPPLEMENT DATED MARCH 31, 1997

                                       to

         LPLA Separate Account One Prospectus dated May 1, 1996, and LPLA Separate Account One Prospectus dated June 5, 1996, and

LPT Variable Insurance Series Trust Prospectus dated May 1, 1996, as amended

On March 24, 1997 the Board of Trustees of LPT Variable Insurance Series Trust approved a change in the sub-adviser for the MAS Value Portfolio from Miller Anderson & Sherrerd, LLP to Harris Associates, L.P., subject to shareholder approval. On such date the Trustees also called a special meeting of shareholders of the MAS Value Portfolio to be held on April 30, 1997 to consider the approval of: the change of sub-adviser to Harris Associates, L.P.; an increase in the sub-advisory fee with respect to the Portfolio; an amendment to the advisory agreement which provides for an increase in the advisory fee with respect to such Portfolio; and changes to certain fundamental investment restrictions. The proposed advisory fee schedule for the MAS Value Portfolio is:
1.00% of the first $10 million of average daily net assets; .85% of the next $75 million of average daily net assets; and .75% of the average daily net assets over and above $200 million. The proposed sub-advisory fee schedule is: .75% of the first $25 million of average daily net assets; .60% of the next $75 million of average daily net assets; .50% of average daily net assets over and above $200 million. If approved, such fee changes are anticipated to become effective on May 1, 1997 whereupon the name of the MAS Value Portfolio will be changed to Harris Associates Value Portfolio. In addition, the investment objective and certain policies and restrictions will be changed. The proposed investment objective is to seek long-term capital appreciation by investing primarily in equity securities.